ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          LAW AND REGULATION DEPARTMENT
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062


ANNE M. WALTON                                     Direct Dial:  847.402.9671
ASSISTANT COUNSEL                                    Facsimile:  847.402.3781



May 3, 2005


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Allstate Life of New York Separate Account A ("Registrant") Form N-4 Registration Statement
                  Files Nos. 333-114624 and 811-07467
                  CIK No. 0000948255
                  Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company of New York ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 22, 2005.

Please direct any question or comment to me at the above number.

Sincerely,



Anne M. Walton